Details of Significant Accounts - Summary of Finance Costs (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Miscellaneous Liabilities [Abstract]
Bank borrowings	$ 9,379	$ 306	$ 2,255	$ 2,376
Financial lease liabilities	507	17	1,130	564
Finance costs	$ 9,886	$ 323	$ 3,385	$ 2,940